As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22229

PNMAC MORTGAGE OPPORTUNITY FUND, LLC

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments in Securities at March 31, 2009 (Unaudited)

	Cost	Value

LONG-TERM INVESTMENTS - 88.9%*

PNMAC Mortgage Opportunity Fund, L.P.	$152,343,354	$145,259,089

SHORT-TERM INVESTMENTS - 0.4%*
Black Rock Liquidity Fund - TempFund Institutional Shares	$589,288	$589,288

TOTAL INVESTMENTS - 89.3%*
	152,932,642	145,848,377

Other Assets Less Liabilities: 10.7%*		17,507,731

Net Assets: 100%*		$163,356,108

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows**:

Cost of investments		$152,932,642
Net unrealized depreciation		$(7,084,265)

* Percentages are stated as a percent of net assets.

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PNMAC Mortgage Opportunity Fund, LLC

FAS 157 - Summary of Fair Value Exposure at March 31, 2009.

In September 2006, the Financial Accounting Standards Board issued Standard No.157, "Fair Value Measurements" ("FAS 157) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Short-term Investments	$589,288	$589,288	-	-
Investment in Master Fund	145,259,089	-	-	145,259,089
Total Investments	$145,848,377	$589,288	$-	$145,259,089

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Investments in Securities	Other Financial Instruments
Balance as of 12/31/08		$140,315,719	$0
	Accrued discounts/premiums	0	0
	Realized gain (loss)	0	0
	Change in unrealized appreciation (depreciation)	(2,839,060)	0
	Net purchases (sales)	7,782,430	0
	Transfers in and / or out of Level 3	0	0
Balance as of 03/31/09		$145,259,089	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity, LLC

By  /s/ Stanford L. Kurland
                            Stanford L. Kurland, CEO

Date  May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Stanford L. Kurland
                             Stanford L. Kurland, CEO

Date  May 29, 2009

By  /s/ David A. Spector
                             David A. Spector, CFO

Date  May 29, 2009